General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

1.	Inspira Technologies Oxy B.H.N. Ltd (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. The Company operates in the medical technology industry in the field of respiratory support technology engaged in the research, development, manufacturing related activities, and go-to-market activities of proprietary products and technologies. The Company is developing the following products:

●	The INSPIRA ART (Augmented Respiratory Technology), which is a respiratory support technology targeted toward utilizing blood monitoring and direct blood oxygenation to boost patient saturation levels within minutes while the patient is awake. The aim is to provide an alternative to invasive mechanical ventilation, associated with high risks, complications, high costs and high mortality rates.

●	The HYLA blood sensor, which is a non-invasive optical blood sensor designed to perform real-time and continuous blood parameter measurements, potentially reducing the need for intermittent blood samples from patients.

●	The INSPIRA ART100 System, an advanced form of life support system, better known by the medical industry as a cardiopulmonary bypass system, has been designed for use in procedures requiring cardiopulmonary bypass for six hours or less.

The Company’s INSPIRA™ ART100 system received U.S. Food and Drug Administration 510(k) regulatory clearance for cardiopulmonary bypass procedures and Israeli Medical Equipment Division certification for extra-corporeal membrane oxygenation and cardiopulmonary bypass procedures. The Company’s other products, including the INSPIRA™ ART and HYLA™ blood sensor, have not yet been tested or used in humans and have not been approved by any regulatory entity.

2.	On April 1, 2024, the Company entered into a purchase agreement with two investors in a registered direct offering (the “2024 April Offering”), pursuant to which the Company issued an aggregate of 1,339,285 of the Company’s ordinary shares (“Ordinary Shares”) at a purchase price of $1.232 per share. The gross proceeds received by the Company from the 2024 April Offering were approximately $1,651. There were no issuance costs.

3.	On June 14, 2024, the Company entered into a purchase agreement with an individual private investor in a registered direct offering (the “2024 June Offering”), pursuant to which the Company issued: (i) 941,541 Ordinary Shares at a purchase price of $1.30 per share and (ii) pre-funded warrants (“June Pre-Funded Warrants”) to purchase up to 1,709,760 Ordinary shares, at a purchase price of $1.30, less $0.001 per June Pre-Funded Warrant. The net proceeds received by the Company from the 2024 June Offering were approximately $3,102, after deducting offering costs in cash, which totaled in approximately $343. In addition, the Company issued the placement agent in the 2024 June Offering (“June Placement Agent”) warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction to purchase up to 185,591 Ordinary Shares (the “June Placement Agent Warrants”). The fair value of the June Placement Agent Warrants on the issuance date was $254 and it was recorded as part of the issuance costs.

4.	On December 27, 2024, the Company entered into a purchase agreement with several investors in a private placement financing (the “December Private Placement”), pursuant to which the Company issued (i) an aggregate of 3,950,343 of the Company’s Ordinary Shares at a purchase price of $0.70 per share, and (ii) pre-funded warrants (the “December Pre-Funded Warrants”) to purchase up to 658,372 Ordinary shares, at a purchase price of $0.70, less $0.001 per December Pre-Funded Warrant. In addition, pursuant to a certain securities purchase agreement, the Company issued warrants to the investors to purchase up to an aggregate of 4,608,715 Ordinary Shares at an exercise price of $1.10 per share. The gross proceeds received by the Company from the December Private Placement were approximately $3,228, before deducting placement agent commissions and additional offering costs which totaled in approximately $233. In addition, The Company agreed to pay fees of 4% from the funds that may be received in an event of the exercise of the Company’s private warrants issued in December 2024 Private Placement, which created a financial liability in amount of $69 which is the total potential amount (Note 10-A).
5.	The accompanying financial statements (the “Financial Statements”) have been prepared assuming that the Company will continue as a going concern. To date, the Company is in its development stage. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. As of December 31, 2024, the Company had incurred accumulated losses of $67 million and expects to continue to fund its operations through fundings such as issuance of convertible securities, Ordinary Shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. Considering the above, our dependence on external funding for our operations raises a substantial doubt about our ability to continue as a going concern. The Financial Statements do not include any adjustments that might result from the outcome of these uncertainties.

6.	Our offices are located in Ra’anana, Israel. On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel declared war against Hamas and the Israeli military began to call-up reservists for an active duty. Other regional hostilities, since October 7, 2023, concurrently became more pronounced. This includes and has included a northern front war igniting between Israel and Hezbollah, which as of February 24, 2025 we are under a ceasefire, hostilities between Israel and Iran, which have included Iranian strikes against Israel in April 2024 and October 2024, and subsequent retaliation by Israel to both instances, and a continued conflict between Israel and the Houthi Movement in Yemen.

As of the date of these Financial Statements, these events have no material impact on the Company’s operations.

7.	Although we do not currently conduct business in Russia and Ukraine, the escalation of geopolitical instability in Russia and Ukraine as well as currency fluctuations in the Russian Ruble has had a negative impact on worldwide markets. Such impact may negatively impact our supply chain, our operations and future growth prospects in that region. As a result of the crisis in Ukraine, both the U.S. and other countries have implemented sanctions against certain Russian individuals and entities. Our global operations expose us to risks that could adversely affect our business, financial condition, results of operations, cash flows or the market price of our securities, including the potential for increased tensions between Russia and other countries resulting from the current situation involving Russia and Ukraine, tariffs, economic sanctions and import-export restrictions imposed, and retaliatory actions, as well as the potential negative impact on our potential business and sales in the region. Current geopolitical instability in Russia and Ukraine and related sanctions by the U.S. and other governments against certain companies and individuals may hinder our ability to conduct business with potential customers and vendors in these countries.

8.	These Financial Statements were authorized by the Board of Directors on March 6, 2025.